J.P. Morgan Fleming Mutual Fund Group, Inc.

November 5, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	J.P. Morgan Fleming Mutual Fund Group, Inc. (the “Trust”) on behalf of JPMorgan Mid Cap Value Fund File Nos. 333-25803 and 811-08189

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the JPMorgan Mid Cap Value Fund do not differ from those contained in Post-Effective Amendment No. 23 (Amendment No. 24 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on October 26, 2007.

Very truly yours,

/s/Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary